UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [  ]; Amendment Number:________
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:                 Name:  Leucadia National Corporation
                                    Address:  315 Park Avenue South, 20th Floor
                                              New York, NY 10010

Form 13F File Number:  028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Joseph A. Orlando
Title:    Vice President and Chief Financial Officer
Phone:    212-460-1900

Signature, Place, and Date of Signing:

/s/ Joseph A. Orlando             New York, NY            November 14, 2005
------------------------        -------------------      -------------------
     [Signature]                   [City, State]              [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

               Dalton Investments

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        1
Form 13F Information Table Entry Total:                   8
Form 13F Information Table Value Total:            $141,066


List of Other Included Managers:

No.         Form 13F File Number        Name
            1                           Dalton Investments

                           FORM 13F INFORMATION TABLE


                  Col. 1                      Col. 2            Col. 3        Col. 4                Col. 5
                  ------                      ------            ------        ------                ------
                                                                              Value      Shrs or      Sh/        Put/
              Name of Issuer              Title of Class         Cusip       (x$1000)    Prn Amt      Prn        Call
              --------------              --------------         -----       --------    -------      ---        ----
Accelrys Inc                            COM                   00430U 10 3          236      34,917     SH
FEI Co                                  COM                   30241L 10 9          510      26,515     SH
International Assets Holding Co         COM                   459028 10 6       10,742   1,309,985     SH
Parkervision Inc                        COM                   701354 10 2        7,068   1,123,680     SH
Silicon Graphics Inc                    NOTE 6.500% 6/0       827056 AE 2          780   1,000,000    PRN
Symyx Technologies                      COM                   87155S 10 8          522      20,000     SH
Veeco Instruments Inc. Del              COM                   922417 10 0          408      25,420     SH
White Mtns Ins Group Ltd                COM                   G9618E 10 7      120,800     200,000     SH




** TABLE CONTINUED **

                  Col. 1                  Col. 6      Col. 7                  Col. 8
                  ------                  ------      ------                  ------
                                        Investment    Other              Voting Authority
              Name of Issuer            Discretion   Managers      Sole        Shared       None
              --------------            ----------   --------      ----        ------       ----
Accelrys Inc                            SOLE                          34,917
FEI Co                                  SOLE                          26,515
International Assets Holding Co         SOLE                       1,309,985
Parkervision Inc                        SOLE                       1,123,680
Silicon Graphics Inc                    DEFINED              1                 1,000,000
Symyx Technologies                      SOLE                          20,000
Veeco Instruments Inc. Del              SOLE                          25,420
White Mtns Ins Group Ltd                SOLE                         200,000






** TABLE COMPLETE **